Fundstrat Granny Shots US Small- & Mid-Cap ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.5%	Shares	Value
Banking - 3.8%
East West Bancorp, Inc.	74,944	$9,817,664
Western Alliance Bancorp	117,710	9,474,478
		19,292,142

Consumer Discretionary Products - 4.2%
SharkNinja, Inc.(a)	77,979	12,614,663
Somnigroup International, Inc.	131,802	8,610,625
		21,225,288

Consumer Discretionary Services - 2.0%
Domino's Pizza, Inc.	29,134	10,122,317

Consumer Staple Products - 2.6%
elf Beauty, Inc.(a)	158,427	13,132,014

Financial Services - 6.4%
Ally Financial, Inc.	216,327	9,373,449
Galaxy Digital, Inc. - Class A(a)	317,949	6,680,108
Riot Platforms, Inc.(a)	351,387	7,087,476
SoFi Technologies, Inc.(a)	568,587	9,273,654
		32,414,687

Health Care - 10.1%
Exelixis, Inc.(a)	183,652	9,739,065
Halozyme Therapeutics, Inc.(a)	133,163	10,991,274
Natera, Inc.(a)	45,200	12,102,752
Neurocrine Biosciences, Inc.(a)	59,397	9,907,420
United Therapeutics Corp.(a)	15,851	8,206,221
		50,946,732

Industrial Products - 16.9%
AeroVironment, Inc.(a)	51,365	7,672,390
Bloom Energy Corp. - Class A(a)	30,740	6,326,599
BWX Technologies, Inc.	45,797	7,725,954
Curtiss-Wright Corp.	12,115	8,771,260
Huntington Ingalls Industries, Inc.	29,215	9,537,237
Kratos Defense & Security Solutions, Inc.(a)	162,209	7,558,939
Modine Manufacturing Co.(a)	32,808	6,596,377
Mueller Industries, Inc.	136,456	9,062,043
Rocket Lab Corp.(a)	62,041	4,029,563
Valmont Industries, Inc.	17,443	8,402,293

Watts Water Technologies, Inc. - Class A	29,430	$10,176,600
		85,859,255

Industrial Services - 6.2%
Comfort Systems USA, Inc.	4,705	8,138,192
Dycom Industries, Inc.(a)	16,543	6,634,901
IES Holdings, Inc.(a)	13,119	9,767,620
Sterling Infrastructure, Inc.(a)	11,520	6,874,790
		31,415,503

Materials - 8.7%
Albemarle Corp.	51,548	6,064,107
Cameco Corp.	85,241	7,363,118
Carpenter Technology Corp.	20,303	10,550,657
Energy Fuels, Inc.(a)	501,032	5,731,806
MP Materials Corp.(a)	140,559	5,814,926
Royal Gold, Inc.	41,890	8,308,881
		43,833,495

Media - 2.9%
EchoStar Corp. - Class A(a)	74,596	6,272,778
Reddit, Inc. - Class A(a)	60,062	8,448,921
		14,721,699

Oil & Gas - 5.7%
DT Midstream, Inc.	63,055	8,701,590
HF Sinclair Corp.	135,762	12,418,150
Weatherford International PLC	86,595	7,602,175
		28,721,915

Renewable Energy - 4.0%
EnerSys	38,850	7,228,043
First Solar, Inc.(a)	34,149	7,206,463
Nextpower, Inc. - Class A(a)	67,608	6,075,931
		20,510,437

Retail & Wholesale - Discretionary - 1.6%
Dick's Sporting Goods, Inc.	41,838	8,196,483

Software & Tech Services - 10.6%
IonQ, Inc.(a)	140,049	5,103,386
MongoDB, Inc. - Class A(a)	31,153	10,513,514
Nebius Group NV - Class A(a)	44,238	8,423,358
UiPath, Inc. - Class A(a)	835,957	10,666,811
Zeta Global Holdings Corp. - Class A(a)	477,684	10,317,974
Zoom Communications, Inc. - Class A(a)	92,455	8,882,152
		53,907,195

Tech Hardware & Semiconductors - 12.2%
Credo Technology Group Holding Ltd.(a)	42,210	$8,737,048
Everpure, Inc. - Class A(a)	105,978	8,178,322
Fabrinet(a)	13,388	5,829,269
Lattice Semiconductor Corp.(a)	63,065	7,837,088
Lumentum Holdings, Inc.(a)	10,148	7,245,063
ON Semiconductor Corp.(a)	74,832	6,107,040
Rambus, Inc.(a)	63,055	5,739,897
Sanmina Corp.(a)	35,456	6,579,215
TTM Technologies, Inc.(a)	49,912	5,761,841
		62,014,783

Utilities - 1.6%
Talen Energy Corp.(a)	24,134	8,063,169

TOTAL COMMON STOCKS (Cost $507,961,458)		504,377,114

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	2,447,868	2,447,868

TOTAL SHORT-TERM INVESTMENTS (Cost $2,447,868)		2,447,868

TOTAL INVESTMENTS - 100.0% (Cost $510,409,326)		$506,824,982
Liabilities in Excess of Other Assets – (0.0)%(c)		(248,493)
TOTAL NET ASSETS - 100.0%		$506,576,489

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(c)	Does not round to (0.1)%.